Operating Revenues - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Operating revenues	$ 538,457	$ 511,667	$ 493,339
Operating revenues from Luna Pool collaborative arrangements	0	0	7,355
Operating revenues from Unigas Pool	48,504	55,012	50,043
Total operating revenues	586,961	566,679	550,737
Time charters
Disaggregation of Revenue [Line Items]
Operating revenues	360,316	336,754	317,010
Voyage charters
Disaggregation of Revenue [Line Items]
Operating revenues	178,141	174,913	176,329
Operating revenues from Luna Pool collaborative arrangements	$ 0	$ 0	$ 7,355